Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net, consisted of the following:

	December 31, 2023	December 31, 2022

Electronic equipment	$356,691	$337,879
Vehicles	146,033	149,346
Leasehold improvement	184,376	260,951
Office furniture	948	22,043
Subtotal	688,048	770,219
Construction in progress	403,006	495,551
Less: accumulated depreciation	(409,112)	(246,050)
Property and equipment, net	$681,942	$1,019,720

Depreciation expense was $275,011, $109,900 and $104,858 for the years ended December 31, 2023, 2022 and 2021, respectively.